Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

	December 31, 2023	December 31, 2022
Intangible assets	$-	$22,226
Less: accumulated amortization	-	-
Subtotal	-	22,226
Less: Intangible assets – discontinued operations	-	(22,226)
Total Intangible assets	$-	$-